Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Share		Additional Paid-in Capital	Statutory Surplus	Accumulated Deficits	Accumulated Other Comprehensive Loss	Non-Controlling Interests	Total
Beginning balance at Jun. 30, 2017		$ 1,129	[1]	$ 7,120,943	$ 680,671	$ (2,521,285)	$ (447,270)	$ 477,110	$ 5,311,298
Beginning balance, shares at Jun. 30, 2017	[1]	11,290,000
Net proceeds from Initial Public Offering ("IPO"), net of issuance costs		$ 200	[1]	9,549,319					9,549,519
Net proceeds from Initial Public Offering ("IPO"), net of issuance costs, Shares	[1]	2,000,000
Net proceeds from over- allotment, net of issuance costs		$ 30	[1]	1,472,562					1,472,592
Net proceeds from over- allotment, net of issuance costs, shares	[1]	300,000
IPO issuance costs				(362,925)					(362,925)
Purchase of subsidiaries' shares from non-controlling interests shareholders			[1]	(494,356)				(91,533)	(585,889)
Public offering warrants			[1]	612,223					612,223
Warrants issued in connection with IPO			[1]	(612,223)					(612,223)
Non-controlling interests through an acquisition			[1]					70	70
Net income (loss) for the year			[1]			2,434,463		280,435	2,714,898
Appropriation of statutory reserve			[1]		437,796	(437,796)
Foreign currency translation adjustments			[1]				45,593	10,200	55,793
Ending balance at Jun. 30, 2018		$ 1,359	[1]	17,285,543	1,118,467	(524,618)	(401,677)	676,282	18,155,356
Ending balance, shares at Jun. 30, 2018	[1]	13,590,000
Stock-based compensation		$ 22	[1]	7,016,089					7,016,111
Stock-based compensation, shares	[1]	223,821
Exercise of warrants		$ 10	[1]	(10)
Exercise of warrants, shares	[1]	99,380
Sale of subsidiaries' shares to non-controlling interests			[1]					47,189	47,189
Non-controlling interests through an acquisition			[1]					64,879	64,879
Net income (loss) for the year			[1]			(3,269,776)		(162,813)	(3,432,589)
Appropriation of statutory reserve			[1]		715,335	(715,335)
Foreign currency translation adjustments			[1]				(411,973)	(17,375)	(429,348)
Other			[1]	(25,000)					(25,000)
Ending balance at Jun. 30, 2019		$ 1,391	[1]	24,276,622	1,833,802	(4,509,729)	(813,650)	608,162	21,396,598
Ending balance, shares at Jun. 30, 2019	[1]	13,913,201
Cumulative effect of adopting ASC 606			[1]			(138,644)			(138,644)
Purchase of subsidiaries' shares from non-controlling interests shareholders		$ 10	[1]	(131,002)				130,992
Purchase of subsidiaries' shares from non-controlling interests shareholders, shares	[1]	100,000
Stock-based compensation			[1]	4,004,080					4,004,080
Stock-based compensation, shares	[1]
Exercise of share options and vesting of restricted shares		$ 183	[1]	(183)
Exercise of share options and vesting of restricted shares, shares	[1]	1,830,514
Acquisition of subsidiaries		$ 9	[1]	436,531				411,351	847,891
Acquisition of subsidiaries, shares	[1]	86,615
Net income (loss) for the year			[1]			2,938,239		141,139	3,079,378
Appropriation of statutory reserve					970,009	(970,009)
Foreign currency translation adjustments			[1]				(549,015)	(22,928)	(571,943)
Ending balance at Jun. 30, 2020		$ 1,593	[1]	$ 28,586,048	$ 2,803,811	$ (2,680,143)	$ (1,362,665)	$ 1,268,716	$ 28,617,360
Ending balance, shares at Jun. 30, 2020	[1]	15,930,330

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).